Basis of Presentation and Summary of Significant Accounting Policies (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
3. Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
The accompanying condensed consolidated financial statements as of June 30, 2026 and December 31, 2025, and for the three and six months ended June 30, 2026 and 2025, have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States of America (“GAAP”) as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”) for condensed consolidated financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, these condensed consolidated financial statements reflect all normal recurring adjustments which are necessary for a fair presentation of our financial position and results of our operations, as of and for the periods presented. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in our Annual Report on Form 10-K for the year ended December 31, 2025 filed with the SEC on March 27, 2026 (the “2025 Annual Report”).
The information presented in the condensed consolidated financial statements and related notes as of June 30, 2026, and for the three and six months ended June 30, 2026 and 2025, is unaudited. The December 31, 2025 condensed consolidated balance sheet included herein was derived from the audited financial statements as of that date, but does not include all disclosures, including notes, required by GAAP for complete financial statements.
Interim results for the three and six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2026, or any future period.
The accompanying condensed consolidated financial statements include the accounts of Werewolf Therapeutics, Inc. and its wholly owned subsidiary, Werewolf Therapeutics Mass Securities, Inc. All intercompany transactions and balances have been eliminated in consolidation.
Summary of Significant Accounting Policies
The significant accounting policies and estimates used in the preparation of the condensed consolidated financial statements are described in our audited financial statements as of and for the year ended December 31, 2025, and the notes thereto, which are included in our 2025 Annual Report. Other than as set forth below, there have been no material changes in our significant accounting policies during the six months ended June 30, 2026.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, those related to accrued expenses and assumptions used in the valuation of stock-based compensation expense and the fair value of the derivative liability. Actual results could differ from those estimates.
Recent Accounting Pronouncements
In November 2024, the FASB issued ASU No. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-04) (“ASU No. 2024-03”), which requires the disclosure of additional information about specific expense categories in the notes to the consolidated financial statements at interim and annual reporting periods. The provisions of ASU No. 2024-03 are effective for annual reporting periods beginning after December 31, 2026, with early adoption permitted. We are currently evaluating the impact that this standard will have on our consolidated financial statements.
Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on our consolidated financial statements upon adoption.
Subsequent Events
We have evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in Note 13, we did not identify any subsequent events that require adjustment or disclosure in the condensed consolidated financial statements.

3. Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
The accompanying consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States of America (“GAAP”) as found in the Accounting Standards Codification (“ASC”) and Accounting
Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). The accompanying consolidated financial statements include the accounts of Werewolf Therapeutics, Inc. and its wholly owned subsidiary, Werewolf Therapeutics Mass Securities, Inc. All intercompany transactions and balances have been eliminated in consolidation.
Segment Information
We operate in one business segment, which focuses on the discovery and development of cancer therapeutics. Our chief operating decision maker (“CODM”), our Chief Executive Officer, makes operating decisions based upon the performance of the enterprise as a whole and utilizes our consolidated financial statements for decision making.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, those related to accrued expenses and assumptions used in the valuation of stock-based compensation expense and the fair value of the derivative liability. Actual results could differ from those estimates.
Fair Value of Financial Instruments
ASC Topic 820, Fair Value Measurement (“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and our own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent from us. Unobservable inputs are inputs that reflect our assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.
ASC 820 defines fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tiered fair value hierarchy that distinguishes between the following:
•	Level 1 - Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3 - Unobservable inputs for which little or no market data exists and that are significant to the fair value measurement, such as our own assumptions used to measure assets and liabilities at fair value.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by us in determining fair value is greatest for instruments categorized in Level 3. The classification of a financial asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Cash and Cash Equivalents and Restricted Cash and Cash Equivalents
Our cash and cash equivalents consist of cash maintained within standard checking accounts. We also maintain cash sweep accounts in which cash from our main operating cash accounts are invested overnight in highly liquid, short-term investments. We consider all highly liquid investments with a maturity date of 90 days or less at the date of purchase to be cash equivalents.
We maintained restricted cash and cash equivalents of $0.9 million and $1.2 million at December 31, 2025 and 2024, respectively. The restricted cash and cash equivalents balances as of December 31, 2025 and 2024 are comprised solely of a letter of credit required pursuant to our leased office spaces (see Note 11, Commitments and Contingencies). Restricted cash and cash equivalents are presented as current or non-current assets based on when the restrictions are expected to expire. The current portion of restricted cash and cash equivalents, if any, is included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.
The following table provides a reconciliation of cash, cash equivalents, and restricted cash and cash equivalents reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flows:

	December 31,
	2025	2024
	(in thousands)
Cash and cash equivalents	$57,050	$110,995
Restricted cash and cash equivalents	901	1,220
Total cash, cash equivalents and restricted cash and cash equivalents	$57,951	$112,215

Property and Equipment
Property and equipment are stated at cost. Depreciation is recorded using the straight-line method over the estimated useful lives of the applicable assets. Upon the sale or retirement of an asset, the cost and related accumulated depreciation are eliminated from the respective account, and the resulting gain or loss, if any, is included in current operations. Amortization of leasehold improvements is recorded as depreciation expense using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the related asset. We capitalize property and equipment that are acquired for research and development activities and that have an alternate future use. Expenditures for maintenance and repairs are recorded to expense as incurred, whereas major betterments are capitalized as additions to property and equipment. Property and equipment are depreciated over the following periods:

Laboratory equipment	5 years
Furniture and office equipment	5 years
Computer equipment	3 years
Leasehold improvements	Shorter of lease term or useful life of asset

Costs for property and equipment not yet placed into service are classified as construction in progress and depreciated in accordance with the above guidelines once placed into service.
Impairment of Long-lived Assets
Long-lived assets consist of property and equipment. We review our property and equipment whenever events or changes in circumstances indicate that the carrying value of certain assets might not be recoverable. If such events or changes in circumstances arise, we compare the carrying amount of the long-lived assets to the estimated future undiscounted cash flows expected to be generated by the long-lived assets. If the estimated aggregate undiscounted cash flows are less than the carrying amount of the long-lived assets, an impairment charge, calculated as the amount by which the carrying amount of the assets exceeds the fair value of the assets, is recorded. The fair value of long-lived assets is determined based on the estimated discounted cash flows expected to be generated from the long-lived assets. We have not recorded any material impairment charges during the years ended December 31, 2025 or 2024.
Leases
At the inception of an arrangement, we determine whether the arrangement is or contains a lease based on the unique facts and circumstances present in the arrangement. Leases with a term greater than twelve months are recognized on the balance sheet as right-of-use assets and current or non-current lease liabilities, as applicable. We do not recognize leases with terms of twelve months or less on the balance sheet. The lease term is determined at lease commencement, and includes the noncancellable period during which we have the right to use the underlying asset. Any period covered by an option to extend or terminate a lease is included in the lease term if we are reasonably certain that the option to extend will be exercised or the option to terminate will not be exercised. We monitor our plans to renew material leases on a quarterly basis.
We combine lease and non-lease components for our leases. Lease payments included in determining the right-of-use asset and lease liability recognized include fixed payments to be paid over the term of the lease, less any lease incentives to be paid or payable to us by the lessor. Variable lease payments are included if they are based on an index or rate. Variable lease payments that are not based on an index or rate are recognized as expense in the period incurred.
The interest rate implicit in lease contracts is typically not readily determinable. As a result, we utilize our incremental borrowing rate (“IBR”), which reflects the fixed rate at which we could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, and in a similar economic environment. The lease liability is measured as the value of the remaining lease payments, discounted to present value using the IBR for the lease.
All of our leases are classified as operating leases. Operating lease expense is recognized over the lease term using the straight-line method.
Revenue Recognition
We analyze our collaborations to assess whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities and therefore within the scope of ASC Topic 808, Collaborative Arrangements (“ASC 808”). This assessment is performed throughout the life of the arrangement based on changes in the responsibilities of all parties in the arrangement. For arrangements within the scope of ASC 808 that contain multiple elements, we first determine which elements of the collaboration are deemed to be within the scope of ASC 808 and which elements of the collaboration are more reflective of a vendor-customer relationship and therefore within the scope of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). For elements of collaboration arrangements that are accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently, either by analogy to authoritative accounting literature or by applying a reasonable and rational policy election.
For those elements of the arrangement that are accounted for pursuant to ASC 606, we recognize revenue when our customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. In applying ASC 606, we perform the following five steps: (i) identify the contract(s) with a customer; (ii) identify the promises and performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) we satisfy the performance obligations. We only apply the five-step model to contracts when it is probable that we will collect the consideration to which we are entitled in exchange for the goods or services we provide to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, we assess the goods or services promised within each contract, determine those that are performance obligations and assess whether each promised good or service is distinct. We then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. As part of the assessment, we must develop assumptions that require judgment to determine the standalone selling price for each performance obligation identified in the contract. We use key assumptions to determine the standalone selling price, which may include reimbursement rates for personnel costs, development timelines and probabilities of regulatory success. We do not assess whether a contract has a significant financing component if the expectation at contract inception is that the period between payment by the customer and the transfer of promised goods or services to the customer will be one year or less.
Arrangements that include upfront payments may require deferral of revenue recognition to a future period until obligations under these arrangements are fulfilled. Event-based milestone payments represent variable consideration, and we use the “most likely amount” method to estimate this variable consideration. Given the high degree of uncertainty around the occurrence of these events, we consider the milestones and other contingent amounts to be fully constrained until the uncertainty associated with these payments is resolved. Revenue will be recognized from sales-based royalty payments when or as the sales occur. We will re-evaluate the transaction price in each reporting period as uncertain events are resolved and other changes in circumstances occur.
Research and Development Expenses
Expenditures relating to research and development are expensed as incurred. Research and development expenses include external expenses incurred under arrangements with third parties, academic and non-profit institutions and consultants; salaries and personnel-related costs, including non-cash stock-based compensation expense; license fees to acquire in-process technology and other expenses, which include direct and allocated expenses for laboratory, facilities and other costs. Non-refundable advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received rather than when the payment is made.
Intellectual Property Expenses
We expense costs associated with intellectual property-related matters as incurred and classify such costs as general and administrative expenses within the consolidated statements of operations.
Stock-based Compensation
We issue stock-based awards to employees and directors, generally in the form of stock options, restricted stock units (“RSUs”), restricted stock awards (“RSAs”), or as awards under the 2021 Employee Stock Purchase Plan (the “2021 ESPP”). Occasionally, we may also grant inducement equity awards in the form of non-qualified stock options to purchase shares of our common stock to newly hired employees pursuant to Nasdaq Listing Rule 5635(c)(4) (“Inducement Awards”). Stock-based compensation is measured at the grant date based on the estimated fair value of the award and recognized as expense over the requisite service period of the award on a straight-line basis. For awards with performance conditions, we estimate the likelihood of satisfaction of the performance condition, which affects the period over which the expense is recognized. When the likelihood of satisfying the performance conditions related to an award is determined to be probable, the expense is recognized over the requisite service period. We have not granted any awards with market conditions. We recognize forfeitures of stock-based awards as they occur.
The grant date fair value of stock options, Inducement Awards, and awards granted under the 2021 ESPP are measured using the Black-Scholes valuation model, which requires us to make assumptions about the fair value of the underlying common stock on the date of grant. The grant date fair value of RSUs and RSAs is estimated to be equal to the closing price of our common stock on the date of grant. In the event that stock-based awards are granted in contemplation of or shortly before a planned release of material non-public information, and such information is expected to result in a material increase in the share price of our common stock, we may consider whether an adjustment to the observable market price is required when estimating the grant date fair value.
Debt Issuance Costs
Certain costs associated with the issuance of debt instruments are capitalized and amortized over the term of the respective debt instrument using the effective interest method through the maturity date of the related debt instrument and are recognized as a non-cash component of interest expense. The carrying value of our debt instruments is presented net of debt issuance costs.
Equity Issuance Costs
Equity issuance costs represent costs paid to third parties to secure equity financing and generally consist of sales agent commissions, incremental legal fees and other professional fees. Equity issuance costs are capitalized as other assets until the associated equity financing is consummated. Upon consummation of an equity financing, these costs are recorded as a reduction of additional paid-in capital. In the event that a planned equity financing is abandoned, any capitalized equity issuance costs are immediately expensed to operating expenses in the consolidated statement of operations.
Income Taxes
Income taxes are recorded in accordance with ASC Topic 740, Income Taxes (“ASC 740”) which provides for deferred taxes using an asset and liability approach. We recognize deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance against deferred tax assets is recorded if, based on the weight of the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
We account for uncertain tax positions using a more-likely-than-not threshold for recognizing and resolving uncertain tax positions. The evaluation of uncertain tax positions is based on factors, including, but not limited to, changes in the law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position. We recognize any material interest and penalties related to unrecognized tax benefits in income tax expense.
Comprehensive Loss
We do not have items of other comprehensive loss for the years ended December 31, 2025 and 2024, and therefore do not present a consolidated statement of comprehensive loss. Our comprehensive loss equals our net loss.
Basic and Diluted Net Loss per Common Share
Basic net loss per share is calculated based upon the weighted-average number of common shares outstanding during the period, excluding outstanding stock options and RSUs that have been issued but are not yet vested. Diluted net loss per share is calculated based upon the weighted-average number of common shares outstanding during the period plus the dilutive impact of weighted-average common equivalent shares outstanding during the period. The potentially dilutive shares of common stock resulting from the assumed exercise of outstanding stock options and the assumed vesting of RSUs are determined under the treasury stock method. The potentially dilutive shares of common stock resulting from the assumed conversion of the currently outstanding convertible term loan is determined using the if-converted method.
Concentration of Credit Risk and Off-Balance Sheet Risk
Financial instruments that potentially subject us to significant concentrations of credit risk consist of cash and cash equivalents. Cash and cash equivalents are primarily held with one reputable financial institution in the United States. At times, such deposits may be in excess of insured limits. We have not experienced any losses on our deposits of cash and cash equivalents. We have no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.
Recently Adopted Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU No. 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid. We adopted ASU No. 2023-09 on January 1, 2025 and have applied the amendments in this update on a prospective basis. The adoption of ASU No. 2023-09 did not have a material impact on our consolidated financial statements. The income tax disclosures required by ASU No. 2023-09 have been included in Note 12.
Recent Accounting Pronouncements
In November 2024, the FASB issued ASU No. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-04) (“ASU No. 2024-03”), which requires the disclosure of additional information about specific expense categories in the notes to the consolidated financial statements at interim and annual reporting periods. The provisions of ASU No. 2024-03 are effective for annual reporting periods beginning after December 31, 2026, with early adoption permitted, and may be applied on a prospective or retrospective basis. We are currently evaluating the impact that this standard will have on our consolidated financial statements and have not yet selected a transition method.
Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on our consolidated financial statements upon adoption.
Subsequent Events
We have evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these consolidated financial statements, we did not identify any subsequent events that would have required adjustment to or disclosure in the consolidated financial statements.